Fair value measurements (Schedule of Valuation Techniques Used to Discount Contingent Consideration) (Details)	12 Months Ended
Dec. 31, 2015
100 Online [Member]
Fair Value
Risk-free interest rate (as a percent)	4.14%
Discount rate (as a percent)	16.00%
Beifu [Member]
Fair Value
Risk-free interest rate (as a percent)	3.81%
Discount rate (as a percent)	18.00%